Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.08%
Argentina–2.09%
Globant S.A.(a)	109,768	$13,468,533
Brazil–9.82%
Arezzo Industria e Comercio S.A.	106,600	1,500,953
Linx S.A.	1,333,840	10,626,867
Localiza Rent a Car S.A.	445,948	5,584,503
Lojas Americanas S.A., Preference Shares	2,016,400	12,971,517
Lojas Americanas SA(a)	19,460	125,186
Natura & Co. Holding S.A.	382,200	4,246,270
Odontoprev S.A.	2,695,086	11,113,627
Pagseguro Digital Ltd., Class A(a)	524,716	17,048,023
		63,216,946
Chile–2.48%
Banco de Chile	44,979,095	4,428,780
SACI Falabella	2,931,239	11,500,800
		15,929,580
China–24.68%
Baozun, Inc., ADR(a)	454,877	13,696,346
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	1,828,000	6,529,772
HOSA International Ltd.(a)(c)	6,382,000	1
Huazhu Group Ltd., ADR	483,866	16,693,377
Innovent Biologics, Inc.(a)(b)	3,376,500	12,930,809
Kerry Logistics Network Ltd.	7,005,500	11,144,081
Kingdee International Software Group Co. Ltd.	5,414,300	5,805,892
Minth Group Ltd.	1,752,000	5,395,519
New Oriental Education & Technology Group, Inc., ADR(a)	41,405	5,032,778
OneConnect Financial Technology Co. Ltd., ADR(a)	421,733	5,364,444
Silergy Corp.	274,000	9,883,879
SITC International Holdings Co. Ltd.	9,804,000	11,514,022
Sunny Optical Technology Group Co. Ltd.	441,200	7,104,522
TAL Education Group, ADR(a)	59,279	2,958,022
Tencent Music Entertainment Group, ADR(a)	388,277	4,927,235
Venus MedTech Hangzhou, Inc., H Shares(a)(b)	1,258,655	6,587,738
Wuxi Biologics Cayman, Inc.(a)(b)	559,500	7,080,029
Yum China Holdings, Inc.	449,004	19,338,602
Zhongsheng Group Holdings Ltd.	1,856,789	6,866,956
		158,854,024
Colombia–1.50%
Banco Davivienda S.A., Preference Shares	719,480	9,673,009
Egypt–1.11%
Commercial International Bank Egypt S.A.E.	1,322,063	7,119,058
Shares		Value
Greece–1.35%
JUMBO S.A.	427,855	$8,710,682
Hong Kong–0.50%
The Hongkong & Shanghai Hotels	3,201,000	3,203,256
India–7.80%
Bandhan Bank Ltd.(b)	143,500	900,284
Cholamandalam Investment and Finance Co. Ltd.	1,688,034	7,750,294
CRISIL Ltd.	101,456	2,418,037
Havells India Ltd.	405,312	3,421,026
Oberoi Realty Ltd.	1,487,231	11,371,918
Voltas Ltd.	1,468,749	14,289,610
Zee Entertainment Enterprises Ltd.	2,670,794	10,076,048
		50,227,217
Indonesia–3.41%
PT Ace Hardware Indonesia Tbk	122,496,900	15,414,487
PT Semen Indonesia (Persero) Tbk	3,856,100	3,343,638
PT Unilever Indonesia Tbk	5,463,200	3,170,978
		21,929,103
Kenya–1.37%
Equity Group Holdings PLC	17,443,554	8,819,780
Mexico–5.51%
Alsea S.A.B. de C.V.(a)	7,305,871	17,692,925
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, ADR	463,810	3,297,689
Gentera S.A.B. de C.V.	7,443,499	8,382,824
Regional S.A.B. de C.V.	1,064,230	6,094,590
		35,468,028
Nigeria–0.53%
Guaranty Trust Bank PLC	41,251,238	3,405,580
Peru–2.36%
Credicorp Ltd.	48,024	9,920,798
Intercorp Financial Services, Inc.(a)	125,283	5,293,207
		15,214,005
Philippines–2.34%
Bank of the Philippine Islands	3,865,270	6,279,251
International Container Terminal Services, Inc.	3,053,650	7,750,007
Philippine Seven Corp.	375,022	1,057,114
		15,086,372
Russia–5.82%
Moscow Exchange MICEX-RTS PJSC	2,218,932	3,813,858
TCS Group Holding PLC, GDR(a)	243,776	5,801,869
TCS Group Holding PLC, GDR	94,578	2,249,718
Yandex N.V., Class A(a)	571,586	25,612,769
		37,478,214
South Africa–1.70%
Capitec Bank Holdings Ltd.	90,155	8,089,172

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Innovators Fund

Shares		Value
South Africa–(continued)
Clicks Group Ltd.	175,491	$2,859,681
		10,948,853
South Korea–6.05%
Caregen Co. Ltd.(a)(c)	40,349	1,294,919
Koh Young Technology, Inc.(a)	74,728	5,733,759
NCSoft Corp.	12,213	6,497,653
Samsung Biologics Co. Ltd.(a)(b)	62,926	25,410,815
		38,937,146
Taiwan–12.42%
Airtac International Group	615,093	9,304,961
ASMedia Technology, Inc.	440,000	11,453,307
ASPEED Technology, Inc.	126,000	3,854,472
Chailease Holding Co. Ltd.	2,013,428	8,362,189
Cub Elecparts, Inc.	1,185,386	8,414,484
LandMark Optoelectronics Corp.	898,000	7,512,939
Largan Precision Co. Ltd.	51,000	7,941,002
Largan Precision Co. Ltd.(a)	4,000	636,234
President Chain Store Corp.	732,000	7,175,660
Taiwan Union Technology Corp.	1,676,000	6,897,905
Shares		Value
Taiwan–(continued)
Voltronic Power Technology Corp.	346,778	$8,385,532
		79,938,685
Turkey–1.61%
BIM Birlesik Magazalar A.S.	598,408	4,876,342
Turkiye Garanti Bankasi A.S.(a)	2,763,305	5,487,388
		10,363,730
United Arab Emirates–0.63%
NMC Health PLC	239,387	4,071,993
Total Common Stocks & Other Equity Interests (Cost $506,900,344)		612,063,794
Money Market Funds–4.58%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)	29,483,296	29,483,296
TOTAL INVESTMENTS IN SECURITIES—99.66% (Cost $536,383,640)		641,547,090
OTHER ASSETS LESS LIABILITIES–0.34%		2,214,901
NET ASSETS–100.00%		$643,761,991
Investment Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $59,439,447, which represented 9.23% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Innovators Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$13,468,533	$—	$—	$13,468,533
Brazil	63,216,946	—	—	63,216,946
Chile	15,929,580	—	—	15,929,580
China	74,598,542	84,255,481	1	158,854,024
Colombia	9,673,009	—	—	9,673,009
Egypt	7,119,058	—	—	7,119,058
Greece	—	8,710,682	—	8,710,682
Hong Kong	—	3,203,256	—	3,203,256
India	—	50,227,217	—	50,227,217
Indonesia	—	21,929,103	—	21,929,103
Kenya	—	8,819,780	—	8,819,780
Mexico	35,468,028	—	—	35,468,028
Nigeria	—	3,405,580	—	3,405,580
Peru	15,214,005	—	—	15,214,005
Philippines	—	15,086,372	—	15,086,372
Russia	35,228,496	2,249,718	—	37,478,214
South Africa	—	10,948,853	—	10,948,853
South Korea	—	37,642,227	1,294,919	38,937,146
Taiwan	636,234	79,302,451	—	79,938,685
Turkey	—	10,363,730	—	10,363,730
United Arab Emirates	—	4,071,993	—	4,071,993
Money Market Funds	29,483,296	—	—	29,483,296
Total Investments	$300,035,727	$340,216,443	$1,294,920	$641,547,090
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Emerging Markets Innovators Fund